Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Schedule of Short-Term Investments Held by Group

The following table sets forth a breakdown of the categories of short-term investments held by the Group:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Debt securities:
Available-for-sale	2,196	4,100
Equity securities:
Equity securities with readily determinable fair values	1,832	876

Schedule of Short-Term Investments

Short-term investments as of June 30, 2026 and December 31, 2025 are shown as below:

	At June 30, 2026
	Cost or	Allowance	Gross	Gross
	amortized	for credit	unrealized	unrealized	Fair
In thousands of USD	cost	losses	gains	losses	value
Short-term investments
Available-for-sale debt investments
Investment G - money market funds	200	-	-	-	200
Investment H - corporate bonds	3,000	(1,004)	-	-	1,996
	3,200	(1,004)	-	-	2,196
Equity securities with readily determinable fair values
Investment J	500	-	1,244	-	1,744
Investment L	1,000	-	-	(912)	88
	1,500	-	1,244	(912)	1,832
Short-term investments	4,700	(1,004)	1,244	(912)	4,028
	At December 31, 2025
	Cost or	Gross	Gross
	amortized	unrealized	unrealized	Fair
In thousands of USD	cost	gains	losses	value
Short-term investments
Available-for-sale debt investments
Investment G - money market funds	1,100	-	-	1,100
Investment H - corporate bonds	3,000	-	-	3,000
	4,100	-	-	4,100
Equity securities with readily determinable fair values
Investment J	500	63	-	563
Investment L	1,000	-	(687)	313
	1,500	63	(687)	876
Short-term investments	5,600	63	(687)	4,976

Schedule of Maturity Date of Investments

The following table summarizes the estimated fair value of available-for-sale debt investments, classified by the contractual maturity date of the investments.

	At June 30,	At December 31,
In thousands of USD	2026	2025
Due in 1 year	2,196	4,100